MUTUAL OF AMERICA
LIFE INSURANCE COMPANY
320 PARK AVENUE
NEW YORK NY 10022-6839
212 224 1840
212 224 2518 FAX

AMY LATKIN
VICE PRESIDENT AND
ASSOCIATE GENERAL COUNSEL
CORPORATE LAW
AMYLATKIN@MUTUALOFAMERICA.COM

December 12, 2017

Via EDGAR correspondence

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Separate Account No. 2 (TDA/VEC Contracts) (the “Registrant”)
Initial Registration Statement on Form N-4 (File No.811-03996)

Ladies and Gentlemen:

The above-referenced Registrant has an effective registration statement on Form N-4 under the Securities Act of 1933 (the “1933 Act”) (File No. 002-90201) covering four forms of variable annuity contract: two group variable annuity contracts (Tax-Deferred Annuity Plan governed by Section 403(b) of the Internal Revenue Code (“TDA”) and Voluntary Employee Contribution Program (“VEC”)), and two individual variable annuity contracts (Flexible Premium Annuity (“FPA”) and Individual Retirement Annuity (“IRA”)) (the “Current Registration Statement”).

As discussed in a telephone conversation between outside counsel for Mutual of America Life Insurance Company (the “Company”) and Ms. Sally Samuel, Branch Chief, Division of Investment Management, Securities and Exchange Commission (“SEC”), on September 19, 2017, the Company, on behalf of the Registrant, plans to separate the group variable annuity contracts out of the Current Registration Statement into a new and separate registration statement which is filed herewith (the “New Registration Statement”). By post-effective amendments to be filed in February and April of 2018, the Current Registration Statement (File No. 002-90201) will be revised to refer only to the individual annuity contracts.

Separating the contracts into two separate registration statements will result in shorter prospectuses that will be more clear and easier to understand for the certificate or contract holder, without extraneous information that is not applicable to the certificate or contract they own or are considering purchasing. While the group annuity contracts currently described in the Current Registration Statement were originally very similar to the individual annuity contracts, since 2009, when the Internal Revenue Service adopted new regulations governing Section 403(b) plans, including plans funded by a TDA contract, the disclosure has diverged significantly. (We note that the VEC group contract is in runoff, as its structure is grandfathered under the Internal Revenue Code of 1986, but cannot accept additional contributions.)

The most recent post-effective amendment to the Current Registration Statement, Post-Effective Amendment No. 52, was filed under Rule 485(b) of the 1933 Act in April 2017, and the language in the New Registration Statement regarding the TDA and VEC contracts is derived from that filing. The post-effective amendment immediately preceding Post-Effective Amendment No. 52, Post-Effective Amendment No. 51, was filed under Rule 485(a) in February 2017 and reviewed by the SEC Staff. Responses to SEC Staff comments on Post-Effective Amendment No. 51 were included in Post-Effective Amendment No. 52. Please note that we plan to file a pre-effective amendment that will include 2017 financial statements, performance and other minor updates and to request that the SEC Staff accelerate the effective date of the pre-effective amendment to May 1, 2018.

If you would find it helpful in your review of the New Registration Statement, please contact us so that we can provide you with a prospectus marked to show changes from Post-Effective Amendment No. 52 to the Current Registration Statement. You can reach me at the above telephone number, or my colleague, Scott Rothstein at 212-224-1530. We appreciate your attention to this matter.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Associate General Counsel

cc:	Ms. Sally Samuel, Esq.
Mr. Scott Rothstein, Esq.
Mr. Thomas Bisset, Esq.